Deposits - Interest Expenses on Deposits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Interest bearing checking accounts	$ 1,253	$ 1,243	$ 1,180
Money market accounts	86	73	58
Savings	109	79	71
Other time deposits	4,155	5,719	9,262
Total	$ 5,603	$ 7,114	$ 10,571